Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000238767 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238767 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238767 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238767 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238767 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238767 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238767 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238767 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238767 | SAP SEFR_803054204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238767 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238767 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000238767 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238767 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238767 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238767 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238767 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238767 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238767 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238767 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238767 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238769 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238769 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238769 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238769 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238769 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238769 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238769 | SAP SEFR_803054204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238769 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000238769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238768 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238768 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238768 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238768 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238768 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238768 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238768 | SAP SEFR_803054204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238768 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000238768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000238766 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000238766 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000238766 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000238766 | TJX Cos., Inc.FR_872540109
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000238766 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000238766 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000238766 | SAP SEFR_803054204
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000238766 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000238766 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000238766 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000238766 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000238766 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000238766 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000238766 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000238766 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000238766 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238766 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000238766 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%